Long-term liabilities	12 Months Ended
Dec. 31, 2011
Long-term liabilities
9.	Long-term liabilities

Long term liabilities consist of the following:

	2011	2010
APCo

Senior Unsecured Notes: $135,000 senior unsecured notes, interest rate of 5.5% maturing July 25, 2018. The notes are interest only, payable semi-annually in arrears, commencing January 25, 2012.	$134,778	$—

Senior Secured Revolving Credit Facility: Revolving line of credit interest rate is equal to bankers acceptance or LIBOR plus a variable rate as outlined in the credit facility agreement. The current rate is LIBOR plus 2.5%.	—	64,500

Senior Debt Long Sault Rapids: Interest at rate of 10.2% repayable in blended monthly interest and principal installments of $402 and maturing December, 2027.	39,033	39,844

Sanger Bonds: U.S. $19,200 California Pollution Control Finance Authority Variable Rate Demand Resource Recovery Revenue Bonds Series 1990A, interest payable monthly, maturing September, 2020. The variable interest rate is determined by the remarketing agent. The effective interest rate for 2011 is 2.05% (2010 – 1.33%).	19,526	19,096

Senior Debt Chute Ford: Interest rate of 11.6% repayable in blended monthly interest and principal installments of $64 and maturing April, 2020.	4,072	4,350

AirSource Senior Debt Financing: Interest rate is equal to bankers’ acceptance plus 1% and matured on October 31, 2011. Monthly interest and quarterly principal payments totaled $72,146 (2010 - $1,741). The effective rate of interest for 2011 was 1.38% (2010 – 1.81%).	—	68,789

Bonds Payable: Obligation to the City of Sanger (2010 - U.S. $230).	—	229

Liberty Utilities

Senior Notes – California Pacific Electric Company, LLLC: U.S. $45,000 senior unsecured notes, interest rate of 5.19%, maturing December 29, 2020 and U.S. $25,000, interest rate of 5.59%, maturing December 29, 2025. The notes are interest only, payable semi-annually.	71,190	—

	2011	2010
Senior Unsecured Notes – Liberty Water Co: U.S. $50,000 senior unsecured notes, interest rate of 5.6% maturing December 22, 2020. The notes are interest only, payable semi-annually, until June 20, 2016 with semi-annual interest payments and an annual principal repayment of U.S. $5,000 thereafter.	50,850	49,730

Litchfield Park Service Company Bonds: 1999 and 2001 IDA Bonds. Interest rates of 5.95% and 6.75% repayable in blended semi-annual installments maturing October 2023 and October 2031. Principal payments of U.S. $270 (2010 – U.S. $255). The balance of these notes at December 31, 2011 was U.S. $3,605 and U.S. $7,100, respectively (2010 – U.S. $3,810 and U.S. $7,165).	11,868	11,931

Bella Vista Water Loans: Water Infrastructure Financing Authority of Arizona Interest rates of 6.26% and 6.10% repayable in monthly and quarterly installments (U.S. $15 and U.S. $4) maturing March, 2020 and December, 2017. The balance of these notes at December 31, 2011 was US$1,275 and US$83 respectively (2010 – US$1,384 and US$95)	1,399	1,489

	$332,716	$259,958
Less: current portion	(1,624)	(70,490)

	$331,092	$189,468

Certain long-term debt issued at a subsidiary level relating to a specific operating facility is secured by the respective facility with no other recourse to APUC, APCo or Liberty Utilities. The loans have certain financial covenants, which must be maintained on a quarterly basis. Non compliance with the covenants could restrict cash distributions/dividends to Liberty Utilities, APCo and APUC from the specific facilities.

APCo

On July 25, 2011 APCo completed a $135,000 private placement debt financing commitment at a price of $998.28 per $1,000 principal amount of debenture. The notes are senior unsecured with a seven year maturity date of July 25, 2018 and bear interest at 5.5%. The notes are interest only, payable semi-annually in arrears, commencing January 25, 2012. APCo incurred deferred financing costs of $1,685, which are being amortized to interest expense over the term of the loan using the effective interest rate method. The net proceeds of this financing were used to retire the project debt related to the St. Leon facility (Air Source Senior Debt Financing) and to reduce amounts outstanding on APCo’s senior secured revolving credit facility. As of December 31, 2011, the Company had accrued $3,255 in interest payable.

In February 2011, APCo renewed its senior secured revolving credit facility in the maximum amount of $142,000 (the “Facility”) for a three year term with its Canadian bank syndicate. The Facility now has a maturity date of February 14, 2014. Refinancing costs and fees related to the renewal of $1,446 have been recorded as deferred financing costs in the period. On July 25, 2011, in conjunction with the APCo debenture offering discussed above, the maximum availability on the senior revolving facility was reduced to $120,000. At December 31, 2011, $0 (2010 - $64,500) has been drawn on the Facility. In addition, the availability of the revolving credit facility has been reduced for certain outstanding letters of credit in amounts totaling $39,606 (2010 - $33,122).

Therefore, APCo had $80,394 of undrawn bank facilities as at December 31, 2011. The terms of the Facility contain certain financial covenants including debt service ratios and leverage ratios which can limit the amounts available for borrowing. Based on current covenants at December 31, 2011, APCo is able to access the entire undrawn amount of the Facility. The facility is secured by a fixed and floating charge over all APCo entities.

On December 22, 2010 APUC’s subsidiary, Liberty Water Co. (“Liberty Water”), issued U.S. $50,000 senior unsecured notes with a ten year maturity date of December 2020 and bearing interest at 5.6%. The notes are interest only, payable semi-annually, until June 20, 2016 with semi-annual interest payments and annual principal repayments of U.S. $5,000 thereafter. As of December 31, 2011, Liberty Water incurred deferred financing costs of $1,235 (2010 - $854) which are being amortized to interest expense over the term of the loan using the effective interest rate method.

APUC’s subsidiary California Pacific Electric Company, LLC has issued U.S.$70,000 senior unsecured notes consisting of U.S. $45,000 bearing an interest rate of 5.19% maturing December 29, 2020 and U.S. $25,000 bearing an interest rate of 5.59% maturing December 29, 2025. The notes are interest only, payable semi-annually. Financing costs of $ 1,048 (2010 - $1,069) incurred with respect to this placement have been recorded in deferred financing costs.

Subsequent to year-end, on January 19, 2012, Liberty Utilities Co. entered into an agreement for a U.S. $80,000 senior unsecured revolving credit facility with a three year term at an interest rate equal to LIBOR plus a variable rate as outlined in the credit facility agreement. The current rate is LIBOR plus 1.75%.

Interest paid on the long-term liabilities was $18,089 (2010 - $9,064).

Principal payments due in the next five years and thereafter are:

	2012	2013	2014	2015	2016	Thereafter	Total
APCo
Senior Unsecured	$—	$—	$—	$—	$—	$134,778	$134,778
Senior Debt Long Sault Rapids	897	993	1,094	1,211	1,340	33,498	39,033
Sanger Bonds	—	—	—	—	—	19,526	19,526
Senior Debt Chuteford	309	346	389	436	489	2,103	4,072

Liberty Utilities
Senior Unsecured	—	—	—	—	5,085	45,765	50,850
Senior Unsecured	—	—	—	—	—	71,190	71,190
Litchfield Park Service Company Bonds	290	305	326	346	366	10,235	11,868
Bella Vista Water Loans	128	136	135	144	140	716	1,399

Total	$1,624	$1,780	$1,944	$2,137	$7,420	$317,811	$332,716